Business Combination (The Accretable Yield) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2012	Mar. 31, 2012
Business Acquisition [Line Items]
Balance at the beginning of period	$ 0	$ 39,311	$ 40,873
Accretable yield at purchase date	43,937
Accretion into interest income	(1,444)
Net reclassification from / (to) non-accretable difference	0
Balance at end of period	$ 42,493	$ 39,311	$ 40,873